Subsequent Events - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands						1 Months Ended
	Feb. 08, 2021 BRL (R$)	Feb. 08, 2021 USD ($)	Feb. 01, 2021 BRL (R$)	Feb. 01, 2021 USD ($)	Jan. 28, 2021	Jan. 31, 2020 BRL (R$)	Dec. 31, 2020 $ / shares
Statement [line items]
Dividends paid						R$ 90,320
Non Adjusting Event [member] | Vinci Partners Ltd [member]
Statement [line items]
Share issue price | $ / shares							$ 18.00
Gross proceeds from common stock	R$ 135,041	$ 24,164	R$ 1,355,394	$ 249,723
Underwriting discounts and commissions	9,453		R$ 94,878
Additional other offering expenses	9,049
Additional other offering expenses recognized in income statement	596
Additional other offering expenses recognized in equity	R$ 8,453
Proportion of ownership interest in associate					100.00%